Accounts Receivable and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary of accounts receivable

Accounts Receivable as of December 31, 2021 and 2020 consist of the following:

(in thousands)	December 31, 2021	December 31, 2020
Oral drug accounts receivable	$2,097	$2,308
Capitated accounts receivable	665	353
FFS accounts receivable	12,530	10,962
Clinical trials accounts receivable	1,823	1,719
Other trade receivables	2,892	1,804
Total	$20,007	$17,146